Property and Equipment - Schedule of Carrying Amount and Depreciation Charge for Right-of-use Assets by Class of Underlying Asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation for the year ended December 31, 2019	$ 1,843
Net Book Value as at December 31, 2019	1,659
PNG Assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation for the year ended December 31, 2019	901
Net Book Value as at December 31, 2019	374
Other Assets [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Depreciation for the year ended December 31, 2019	942
Net Book Value as at December 31, 2019	$ 1,285